Average Annual Total Returns{- Communication Services Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Communication Services Portfolio	VIP Communication Services Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Communication Services Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Communication Services Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1526 Past 1 year	F1526 Past 5 years	F1526 Past 10 years
Total	15.60%	14.94%	14.27%	28.71%	18.47%	16.55%	13.86%	10.96%	12.29%